Note 7 - Other Assets	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of other assets [text block]
7.	Other assets:

(thousands of Canadian dollars)
	2021	2020

Accounts receivable	$2,643	$268
Funds held for securitization liabilities (note 11)	-	8,629
Prepaid expenses and other	12,699	6,843
Property and equipment (note 8)	7,075	7,431
Right-of-use assets (notes 3 and 12)	4,817	3,015
Deferred income tax asset (note 15)	2,931	5,145
Investment (note 7a)	953	-
Goodwill (note 7b)	5,754	-
Intangible assets	3,641	-

	$40,513	$31,331

For the year ended October 31, 2021, the amortization expense for the right-of-use assets totalled $695,000 (2020 - $425,000) and the amortization expense for the intangible assets totalled $299,000 (2020 - $nil).

a)

In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank made a strategic investment to bring together the necessary financial and technology expertise that will facilitate the development and future issuance of new, highly encrypted digital deposit receipts that the Bank has branded as VCAD and VUSD. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income (FVOCI) at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date. As at October 31, 2021, the Bank’s investment in Stablecorp was $953,000.

b)

Goodwill relates to the Bank’s acquisition of DBG (note 4) and for the purpose of conducting an annual test for impairment, the Bank’s CGU relates specifically to the operations of DBG. The Bank considered the value-in-use calculation in assessing impairment, and further, the key assumptions underlying the impairment test included 5-years of projected cash flow, a discount rate of 12.4%, an average yearly earnings growth rate of 9% and a terminal growth rate of 2.0%. The Bank did not recognize an impairment charge on the goodwill as the recoverable amount of the CGU exceeded the carrying value of the goodwill.